SCHEDULE OF GOODWILL (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Goodwill on Skip acquisition (note 4)	$ 2,961,303
Goodwill	$ 2,961,303